Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Inventory [Line Items]
Inventories	$ 3,466	$ 1,567
Lubricants [Member]
Inventory [Line Items]
Inventories	546	552
Bunkers [Member]
Inventory [Line Items]
Inventories	$ 2,920	$ 1,015